SUBSEQUENT EVENTS	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 10 — SUBSEQUENT EVENTS
On May 24, 2021, Enovix Corporation issued to a member of the board of directors a secured promissory note (the “Note”) with an aggregate principal balance of $15,000,000 and an interest rate of 7.5% per annum payable monthly and on the maturity date. All unpaid interest and principal shall be due and payable upon request by the holders on or after the earlier of (i) the closing of the Merger Agreement and (ii) October 25, 2021. To secure payment of all amounts due under the Note, Enovix Corporation granted a security interest in all of Enovix Corporation’s personal property, now existing or hereafter arising, including all accounts, inventory, equipment, general intangibles, financial assets, investment property, securities, deposit accounts, and the proceeds thereof (together, the “Collateral”), but which shall not include the intellectual property.
On July 14, 2021, Legacy Enovix repaid the outstanding principal amount under the promissory note agreement of approximately $15.2 million, together with accumulated interest, without payment of any termination fee or penalty.
On July 14, 2021, Legacy Enovix, RSVAC, and Merger Sub consummated the closing of the transactions contemplated by the Merger Agreement, following the approval at a special meeting of RSVAC stockholders held on July 12, 2021. Following the consummation of the Merger on the Closing Date, Legacy Enovix changed its name to Enovix Operations Inc., and RSVAC changed its name from Rodgers Silicon Valley Acquisition Corp. to Enovix Corporation.
In connection with the special meeting of RSVAC stockholders held on July 12, 2021 and the Business Combination, holders of 15 shares of RSVAC Common Stock, par value $0.0001 per share, or 0% of the shares with redemption rights, exercised their right to redeem their shares for cash at a redemption price of approximately $10.00 per share, for an aggregate redemption amount of $150.00.

NOTE 11 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
11A
Merger Agreement
On February 22, 2021, the Company entered into an agreement and plan of merger (as it may be amended and/or restated from time to time, the “Merger Agreement”), by and among the Company, RSVAC Merger Sub Inc., a wholly owned subsidiary of RSVAC (“Merger Sub”) (formed on February 16, 2021), and Enovix.
Pursuant to the Merger Agreement, at the closing of the transactions contemplated thereby, Merger Sub will merge with and into Enovix (the “Merger”) with Enovix surviving the merger as a wholly owned subsidiary of RSVAC (the “Business Combination”). In addition, in connection with the consummation of the Business Combination, RSVAC will be renamed “Enovix Corporation.”
Under the Merger Agreement, RSVAC has agreed to acquire all of the outstanding shares of Enovix common stock (including any options or warrants exercisable therefor) for $1.05 billion in aggregate consideration, comprising 105,000,000 shares of the Company’s common stock, based on a price of $10.00 per share (such shares being referred to herein as the “Merger Consideration”).
At the effective time of the Merger (the “Effective Time”), by virtue of the Merger (defined herein) and without any further action on the part of the Company, Merger Sub or Enovix, each share of Enovix common stock issued and outstanding immediately prior to the Effective Time shall be canceled and automatically converted into the right to receive a number of shares of the Company equal in value to the quotient of the Merger Consideration divided by the fully diluted capitalization of Enovix (the “Exchange Ratio”) without interest. Each outstanding Enovix option and warrant shall be assumed by the Company and automatically converted into an option and warrant to purchase such number of shares of the Company’s common stock, as adjusted based on the Exchange Ratio. No certificates or scrip representing fractional shares of the Company’s common stock will be issued pursuant to the Merger. Stock certificates evidencing the Merger Consideration shall bear restrictive legends as required by any securities laws at the time of the Merger.
The Business Combination with Enovix will be consummated subject to certain conditions as further described in the Merger Agreement.
PIPE Subscription Agreements
RSVAC entered into subscription agreements (the “Subscription Agreements”) dated as of February 22, 2021, with certain institutional and accredited investors, pursuant to which, among other things, RSVAC agreed to issue and sell, in a private placement to close immediately prior to the closing of the Business Combination, an aggregate of 12,500,000 shares of RSVAC Common Stock for $14.00 per share (the “PIPE Shares”) for a total of $175,000,000.
Pursuant to the Subscription Agreements, RSVAC agreed that, within 15 business days after the closing of the Business Combination, RSVAC will file with the SEC (at RSVAC’s sole cost and expense) a registration statement registering the resale of the PIPE Shares (the “PIPE Resale Registration Statement”), and RSVAC shall use its commercially reasonable efforts to have the PIPE Resale Registration Statement declared effective as soon as practicable after the filing thereof, but no later than the earlier of (i) the 60th calendar day (or 90th calendar day if the PIPE Resale Registration Statement is reviewed by, and comments thereto are provided by, the SEC) following the closing of the Business Combination and (ii) the 10th business day after the date RSVAC is notified (orally or in writing, whichever is earlier) by the SEC that the PIPE Resale Registration Statement will not be “reviewed” or will not be subject to further review.
11B
Legal Proceedings
Michael Costello v. Rodgers Silicon Valley Acquisition Corp.
, et al.,
21-CV-01536,
Superior Court of California, San Mateo County
On March 22, 2021, Michael Costello filed a complaint in the Superior Court of California, San Mateo County, against the Company and the Company’s board of directors. The plaintiff alleges, among other things, that the directors breached their fiduciary duties in connection with the terms of a proposed transaction, and that the disclosures in the Company’s registration statement regarding the proposed transaction are materially deficient. The plaintiff seeks, among other things, unspecified monetary damages and injunctive relief, including enjoining the proposed transaction.
Derek Boxhorn v. Rodgers Silicon Valley Acquisition Corp.
, et al.,
1:21-cv-02900
(SDNY)
On April 5, 2021, Derek Boxhorn filed a complaint in the United States District Court for the Southern District of New York against the “Company and the Company’s board of directors. The plaintiff alleges, among other things, that the defendants violated Sections 14(a) and 20(a) of the Securities Exchange Act of 1934, and that the individual defendants breached their fiduciary duties, in connection with the terms of a proposed transaction, and that the Company’s registration statement contains materially incomplete and misleading information regarding the proposed transaction.
RSVAC cannot predict the outcome of the lawsuits or any others that might be filed subsequent to the date of filing of this Amendment and cannot reasonably estimate the possible loss or range of loss with respect to these matters. The Company believes that the lawsuits are without merit and intend to defend against the claims vigorously.